ADOPTION OF IFRS 9 AND IFRS 15 (Tables)	12 Months Ended
Dec. 31, 2018
IFRS 9 and IFRS 15 [member]
ADOPTION OF IFRS 9 AND IFRS 15 (Tables) [Line Items]
Disclosure Of Initial Application Of Standards Or Interpretations [Table Text Block]	The following table summarises the adjustments arising on the adoption of IFRS 9 and IFRS 15 (see below) to the Group’s balance sheet as at 1 January 2018.

	As at 31 December 2017 £m	IFRS 9: Classification and measurement £m	IFRS 9: Impairment £m	IFRS 15 £m	Adjusted as at 1 January 2018 £m
Assets
Cash and balances at central banks	58,521	–	–	–	58,521
Items in course of collection from banks	755	–	–	–	755
Financial assets at fair value through profit or loss	162,878	13,130	–	–	176,008
Derivative financial instruments	25,834	(360)	–	–	25,474
Loans and advances to banks	6,611	(2,364)	(1)	–	4,246
Loans and advances to customers	472,498	(10,460)	(1,022)	–	461,016
Debt securities	3,643	(329)	–	–	3,314
Financial assets at amortised cost	482,752	(13,153)	(1,023)	–	468,576
Financial assets at fair value through other comprehensive income		42,917	–	–	42,917
Available-for-sale financial assets	42,098	(42,098)	–	–
Goodwill	2,310	–	–	–	2,310
Value of in-force business	4,839	–	–	–	4,839
Other intangible assets	2,835	–	–	–	2,835
Property, plant and equipment	12,727	–	–	–	12,727
Current tax recoverable	16	–	–	–	16
Deferred tax assets	2,284	22	300	3	2,609
Retirement benefit assets	723	–	–	–	723
Other assets	13,537	(655)	(10)	–	12,872
Total assets	812,109	(197)	(733)	3	811,182
Equity and liabilities
Liabilities
Deposits from banks	29,804	–	–	–	29,804
Customer deposits	418,124	–	–	–	418,124
Items in course of transmission to banks	584	–	–	–	584
Financial liabilities at fair value through profit or loss	50,877	58	–	–	50,935
Derivative financial instruments	26,124	–	–	–	26,124
Notes in circulation	1,313	–	–	–	1,313
Debt securities in issue	72,450	(48)	–	–	72,402
Liabilities arising from insurance contracts and participating investment contracts	103,413	–	–	–	103,413
Liabilities arising from non-participating investment contracts	15,447	–	–	–	15,447
Other liabilities	20,730	–	(3)	14	20,741
Retirement benefit obligations	358	–	–	–	358
Current tax liabilities	274	–	–	–	274
Other provisions	5,546	–	243	–	5,789
Subordinated liabilities	17,922	–	–	–	17,922
Total liabilities	762,966	10	240	14	763,230
Equity
Shareholders’ equity	43,551	(207)	(973)	(11)	42,360
Other equity instruments	5,355	–	–	–	5,355
Non-controlling interests	237	–	–	–	237
Total equity	49,143	(207)	(973)	(11)	47,952
Total equity and liabilities	812,109	(197)	(733)	3	811,182

IFRS 9 [Member]
ADOPTION OF IFRS 9 AND IFRS 15 (Tables) [Line Items]
Explanation of initial application of impairment requirements for financial instruments [text block]	The following table summarises the impact of the transitional adjustment on the Group’s loss allowances at 1 January 2018:

	IAS 39 allowance at 31 December 2017 £m	Transitional adjustment to loss allowance £m	IFRS 9 loss allowance at 1 January 2018 £m
Loans and advances to banks	–	1	1
Loans and advances to customers	2,201	1,022	3,223
Debt securities	26	–	26
Other	–	10	10
	2,227	1,033	3,260
Provisions for undrawn commitments and financial guarantees	30	243	273
Total loss allowance	2,257	1,276	3,533

Disclosure of expected impact of initial application of new standards or interpretations [text block]	The net impact of IFRS 9 on transition was an increase in impairment allowances of £1,276 million which is analysed as follows:

	IAS 39 Latent risk £m	12-month expected loss £m	Lifetime expected loss £m	Undrawn commitments £m	Multiple economic scenarios £m	Total £m
Retail
Secured	(561)	24	371	1	226	61
Unsecured	(133)	279	251	161	8	566
UK Motor Finance	(99)	112	72	1	1	87
Other	(30)	30	29	13	4	46
	(823)	445	723	176	239	760
Commercial Banking	(190)	108	330	60	63	371
Insurance and Wealth	(5)	15	6	–	1	17
Other	(115)	51	144	–	48	128
Total	(1,133)	619	1,203	236	351	1,276

Disclosure of reclassification of financial instruments [text block]
		IFRS 9 reclassification to
	IAS 39 carrying amount £m	At fair value through profit or loss £m	At fair value through other comprehensive income £m	Total reclassification £m	IFRS 9 remeasurement £m	At 1 January 2018 before IFRS 9 impairment adjustments £m
Financial assets
Financial assets at fair value through profit or loss	162,878	14,447	(1,139)	13,308	(178)	176,008
Derivatives	25,834	(360)	–	(360)	–	25,474
Loans and advances to banks	6,611	(2,274)	(90)	(2,364)	–	4,247
Loans and advances to customers	472,498	(10,474)	–	(10,474)	14	462,038
Debt securities	3,643	–	(329)	(329)	–	3,314
Financial assets at amortised cost	482,752	(12,748)	(419)	(13,167)	14	469,599
Financial assets at fair value through other comprehensive income		–	42,972	42,972	(55)	42,917
Available-for-sale financial assets	42,098	(684)	(41,414)	(42,098)	–	–
Other assets	13,537	(655)	–	(655)	–	12,882
Total	727,099	–	–	–	(219)	726,880
Financial liabilities
Financial liabilities at fair value through profit or loss	50,877	48	–	48	10	50,935
Debt securities in issue	72,450	(48)	–	(48)	–	72,402
Total	123,327	–	–	–	10	123,337